MASSMUTUAL SELECT FUNDS

Supplement dated August 13, 2010 to the

Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The information for Mark G. Seferovich and Kenneth G. McQuade relating to the Small Cap Growth Equity Fund found on page 89 under the heading Portfolio Managers in the section titled Management is hereby deleted.

The information for Mark G. Seferovich and Kenneth G. McQuade relating to the Small Cap Growth Equity Fund found on page 192 in the section titled Subadvisers and Portfolio Managers is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-10-04

MASSMUTUAL SELECT FUNDS

MassMutual Select Small Cap Growth Equity Fund

Supplement dated August 13, 2010 to the

Summary Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The information for Mark G. Seferovich and Kenneth G. McQuade found under the heading Portfolio Managers in the section titled Management is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-01

MASSMUTUAL SELECT FUNDS

Supplement dated August 13, 2010 to the

Statement of Additional Information dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any existing supplements. It should be retained and read in conjunction with the SAI and any existing supplements.

The information for Mark G. Seferovich and Kenneth G. McQuade relating to the Small Cap Growth Equity Fund found on page B-331 in the section titled Appendix C—Additional Portfolio Manager Information is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-10-02